Segment Information (Broker details) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Economic Dependence [Line Items]
Cedant Percentage Of Gross Written Premium	4.00%	3.00%	4.00%
Broker A [Member]
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	22.00%	19.00%	20.00%
Broker B [Member]
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	22.00%	22.00%	20.00%
Life and Health
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	16.00%	16.00%	12.00%
P&C | Non Life
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	57.00%	54.00%	53.00%
Specialty | Non Life
Economic Dependence [Line Items]
Broker Percentage Of Gross Written Premium	46.00%	42.00%	40.00%